EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2010	2011	2012
	(EUR in thousands)
Equity method investments	50,094	59,139	188,122
Revenue	127,630	77,406	175,632
Gross profit	40,056	29,804	74,251
Net earnings	12,510	6,774	28,699
Group’s equity in net earnings	9,245	8,661	14,686
Dividends received by the Group	1,541	2,785	2,369
Balance Sheet data as at December 31
Current assets	79,766	91,871	221,659
Non-current assets	486,486	511,932	300,691
Current liabilities	28,696	30,077	101,160
Non-current liabilities	461,376	488,387	250,330
Net assets	76,180	85,339	170,860
Group’s equity in net assets	47,695	38,974	78,811